Share capital and reserves (Disclosure of changes in warrants outstanding and weighted average exercise price) (Details) - $ / shares		1 Months Ended	12 Months Ended
	Dec. 13, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Capital And Reserves [Abstract]
Number of warrants outstanding - beginning of year			5,371,896	2,059,470	1,624,293
Number of warrants granted	900,000	460,000	820,000	3,561,926	1,501,985
Number of warrants exercised			(5,000)	(150,000)	(865,458)
Number of warrants expired			(1,428,970)	(99,500)	201,350
Number of warrants outstanding - end of period			4,757,926	5,371,896	2,059,470
Weighted average exercise price - outstanding beginning of year			$ 1.49	$ 1.62	$ 1.18
Weighted average exercise prices, warrants granted			1.39	1.4	2.01
Weighted average exercise prices, warrants exercised			1.5	1.35	1.51
Weighted average exercise prices, warrants expired			2.03	1.62	1.5
Weighted average exercise price - outstanding end of period			$ 1.31	$ 1.49	$ 1.62